Expected credit loss measurement - Maximum exposure to credit risk (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL
Credit enhancements
Collateral and credit enhancements related to credit-impaired financial assets measured at amortized cost	$ 1,372	$ 1,443
Collateral and credit enhancements related to off-balance sheet financial instruments and other credit lines for credit-impaired positions	113	130
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	729,800	746,600
Collateral
Cash collateral received	33,700	37,700
Collateralized by equity and debt instruments	181,000	196,900
Secured by real estate	197,900	191,300
Other collateral	23,400	28,400
Credit enhancements
Netting	22,900	18,400
Credit derivative contracts	0	0
Guarantees	3,000	4,000
Exposure to credit risk after collateral and credit enhancements	268,000	269,800
Total financial assets measured at amortized cost | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	727,600	737,800
Collateral
Cash collateral received	33,700	37,700
Collateralized by equity and debt instruments	181,000	196,900
Secured by real estate	197,900	191,300
Other collateral	23,400	28,400
Credit enhancements
Netting	22,900	18,400
Credit derivative contracts	0	0
Guarantees	3,000	4,000
Exposure to credit risk after collateral and credit enhancements	265,800	261,000
Cash and balances at central banks | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	169,400	192,800
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	169,400	192,800
Loans and advances to banks | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	14,800	15,500
Collateral
Collateralized by equity and debt instruments	0	100
Credit enhancements
Guarantees	100	100
Exposure to credit risk after collateral and credit enhancements	14,700	15,300
Receivables from securities financing transactions | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	67,800	75,000
Collateral
Cash collateral received	0	0
Collateralized by equity and debt instruments	64,500	68,000
Other collateral	2,400	6,900
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	900	0
Cash collateral receivables on derivative instruments | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	35,000	30,500
Credit enhancements
Netting	22,900	18,400
Exposure to credit risk after collateral and credit enhancements	12,100	12,100
Loans and advances to customers | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	387,200	397,800
Collateral
Cash collateral received	33,600	37,500
Collateralized by equity and debt instruments	115,900	128,700
Secured by real estate	197,800	191,300
Other collateral	19,600	20,200
Credit enhancements
Guarantees	3,000	4,000
Exposure to credit risk after collateral and credit enhancements	17,300	16,200
Other financial assets measured at amortized cost | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	53,300	26,200
Collateral
Cash collateral received	100	200
Collateralized by equity and debt instruments	500	100
Secured by real estate	0	0
Other collateral	1,300	1,300
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	51,300	24,600
Financial assets measured at fair value through other comprehensive income - debt | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	2,200	8,800
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	2,200	8,800
Total maximum exposure to credit risk not reflected on the balance sheet | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	107,200	102,500
Collateral
Cash collateral received	1,600	2,200
Collateralized by equity and debt instruments	24,400	20,900
Secured by real estate	7,500	8,700
Other collateral	14,700	13,700
Credit enhancements
Netting	0	0
Credit derivative contracts	100	300
Guarantees	3,300	4,500
Exposure to credit risk after collateral and credit enhancements	55,700	52,100
Guarantees | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	22,100	20,900
Collateral
Cash collateral received	1,200	1,300
Collateralized by equity and debt instruments	9,300	6,500
Secured by real estate	100	200
Other collateral	2,000	2,500
Credit enhancements
Guarantees	1,800	2,300
Exposure to credit risk after collateral and credit enhancements	7,700	8,100
Loan commitments | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	39,900	39,400
Collateral
Cash collateral received	200	500
Collateralized by equity and debt instruments	3,100	4,000
Secured by real estate	1,300	2,400
Other collateral	6,500	7,300
Credit enhancements
Credit derivative contracts	100	300
Guarantees	1,000	1,700
Exposure to credit risk after collateral and credit enhancements	27,800	23,100
Forward starting reverse repurchase and securities borrowing agreements | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	3,800	1,400
Collateral
Collateralized by equity and debt instruments	3,800	1,400
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	0	0
Committed unconditionally revocable credit lines | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	41,400	40,700
Collateral
Cash collateral received	200	300
Collateralized by equity and debt instruments	8,200	9,000
Secured by real estate	6,000	6,200
Other collateral	6,200	3,900
Credit enhancements
Guarantees	500	500
Exposure to credit risk after collateral and credit enhancements	20,200	20,900
UBS AG | Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL
Credit enhancements
Collateral and credit enhancements related to credit-impaired financial assets measured at amortized cost	1,372	1,443
Collateral and credit enhancements related to off-balance sheet financial instruments and other credit lines for credit-impaired positions	113	130
UBS AG | Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	732,600	747,500
Collateral
Cash collateral received	36,200	38,400
Collateralized by equity and debt instruments	181,000	196,900
Secured by real estate	197,900	191,300
Other collateral	23,400	28,400
Credit enhancements
Netting	22,900	18,400
Credit derivative contracts	0	0
Guarantees	3,000	4,000
Exposure to credit risk after collateral and credit enhancements	268,300	270,000
UBS AG | Total financial assets measured at amortized cost | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	730,400	738,600
Collateral
Cash collateral received	36,200	38,400
Collateralized by equity and debt instruments	181,000	196,900
Secured by real estate	197,900	191,300
Other collateral	23,400	28,400
Credit enhancements
Netting	22,900	18,400
Credit derivative contracts	0	0
Guarantees	3,000	4,000
Exposure to credit risk after collateral and credit enhancements	266,100	261,100
UBS AG | Cash and balances at central banks | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	169,400	192,800
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	169,400	192,800
UBS AG | Loans and advances to banks | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	14,700	15,400
Collateral
Collateralized by equity and debt instruments	0	100
Credit enhancements
Guarantees	100	100
Exposure to credit risk after collateral and credit enhancements	14,600	15,100
UBS AG | Receivables from securities financing transactions | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	67,800	75,000
Collateral
Cash collateral received	0	0
Collateralized by equity and debt instruments	64,500	68,000
Other collateral	2,400	6,900
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	900	0
UBS AG | Cash collateral receivables on derivative instruments | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	35,000	30,500
Credit enhancements
Netting	22,900	18,400
Exposure to credit risk after collateral and credit enhancements	12,100	12,100
UBS AG | Loans and advances to customers | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	390,000	398,700
Collateral
Cash collateral received	36,100	38,200
Collateralized by equity and debt instruments	115,900	128,700
Secured by real estate	197,800	191,300
Other collateral	19,600	20,200
Credit enhancements
Guarantees	3,000	4,000
Exposure to credit risk after collateral and credit enhancements	17,600	16,400
UBS AG | Other financial assets measured at amortized cost | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	53,400	26,200
Collateral
Cash collateral received	100	200
Collateralized by equity and debt instruments	500	100
Secured by real estate	0	0
Other collateral	1,300	1,300
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	51,400	24,700
UBS AG | Financial assets measured at fair value through other comprehensive income - debt | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	2,200	8,800
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	2,200	8,800
UBS AG | Total maximum exposure to credit risk not reflected on the balance sheet | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	109,400	104,100
Collateral
Cash collateral received	1,600	2,200
Collateralized by equity and debt instruments	24,400	20,900
Secured by real estate	7,500	8,700
Other collateral	14,700	13,700
Credit enhancements
Netting	0	0
Credit derivative contracts	100	300
Guarantees	3,300	4,500
Exposure to credit risk after collateral and credit enhancements	58,000	53,700
UBS AG | Guarantees | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	22,100	20,900
Collateral
Cash collateral received	1,200	1,300
Collateralized by equity and debt instruments	9,300	6,500
Secured by real estate	100	200
Other collateral	2,000	2,500
Credit enhancements
Guarantees	1,800	2,300
Exposure to credit risk after collateral and credit enhancements	7,700	8,100
UBS AG | Loan commitments | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	39,900	39,400
Collateral
Cash collateral received	200	500
Collateralized by equity and debt instruments	3,100	4,000
Secured by real estate	1,300	2,400
Other collateral	6,500	7,300
Credit enhancements
Credit derivative contracts	100	300
Guarantees	1,000	1,700
Exposure to credit risk after collateral and credit enhancements	27,800	23,100
UBS AG | Forward starting reverse repurchase and securities borrowing agreements | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	3,800	1,400
Collateral
Collateralized by equity and debt instruments	3,800	1,400
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	0	0
UBS AG | Committed unconditionally revocable credit lines | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	43,600	42,300
Collateral
Cash collateral received	200	300
Collateralized by equity and debt instruments	8,200	9,000
Secured by real estate	6,000	6,200
Other collateral	6,200	3,900
Credit enhancements
Guarantees	500	500
Exposure to credit risk after collateral and credit enhancements	$ 22,500	$ 22,500